Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS/A
Amendment Flag	false
Registrant Name	NORTHWESTERN MUTUAL SERIES FUND INC
Entity Central Index Key	0000742212
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
C000000078
Shareholder Report [Line Items]
Fund Name	INDEX 500 STOCK PORTFOLIO
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Index 500 Stock Portfolio Fund for the period of 1/1/2024 to 6/30/2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at www.nmseriesfund.com . You can also request this information by contacting us at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.
Additional Information Phone Number	1-888-455-2232
Additional Information Email	vavldocrequest@northwesternmutual.com
Additional Information Website	www.nmseriesfund.com
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Index 500 Stock Portfolio	$10	0.19%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.19%
AssetsNet	$ 6,191,682,000
Holdings Count | Holding	503
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets (000's)$6,191,682 # of Portfolio Holdings (Derivatives not included as applicable)503 Portfolio Turnover Rate1%
Holdings [Text Block]

Sector Weightings (% of net assets)

Value	Value
Short-Term Investments & Other Net Assets	1.0%
Real Estate	2.1%
Materials	2.1%
Utilities	2.2%
Energy	3.6%
Consumer Staples	5.7%
Industrials	8.1%
Communication Services	9.3%
Consumer Discretionary	9.9%
Health Care	11.6%
Financials	12.3%
Information Technology	32.1%

Largest Holdings [Text Block]

Top Ten Holdings (% of net assets)

Microsoft Corp.	7.2%
NVIDIA Corp.	6.6%
Apple, Inc.	6.6%
Alphabet, Inc., Various	4.2%
Amazon.com, Inc.	3.8%
Meta Platforms, Inc. - Class A	2.4%
Berkshire Hathaway, Inc. - Class B	1.6%
Eli Lilly & Co.	1.6%
Broadcom, Inc.	1.5%
JPMorgan Chase & Co.	1.3%

Updated Prospectus Email Address	www.nmseriesfund.com
C000050283
Shareholder Report [Line Items]
Fund Name	MULTI-SECTOR BOND PORTFOLIO
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Multi-Sector Bond Portfolio Fund for the period of 1/1/2024 to 6/30/2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at www.nmseriesfund.com . You can also request this information by contacting us at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.
Additional Information Phone Number	1-888-455-2232
Additional Information Email	vavldocrequest@northwesternmutual.com
Additional Information Website	www.nmseriesfund.com
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multi-Sector Bond Portfolio	$38	0.75%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.75%
AssetsNet	$ 1,257,981,000
Holdings Count | Holding	920
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets (000's)$1,257,981 # of Portfolio Holdings (Derivatives not included as applicable)920 Portfolio Turnover Rate18%
Holdings [Text Block]

Asset Type Weightings (% of net assets)

Value	Value
Short-Term Investments & Other Net Assets	-1.2%
Convertible Corporate Bonds	0.0%
Common Stocks	0.1%
Municipal Bonds	0.5%
Bank Loan Obligations	2.9%
Governments	22.2%
Structured Products	30.6%
Corporate Bonds	44.9%

Largest Holdings [Text Block]

Top Ten Holdings (% of net assets)

Uniform Mortgage Backed Security TBA, Various	10.2%
Citigroup Global Markets, Inc. Repurchase Agreement, Various	6.2%
US Treasury, Various	6.1%
BNP Paribas SA Repurchase Agreement, 5.39%, 7/1/24	5.7%
Canadian Imperial Bank of Commerce Repurchase Agreement, Various	4.1%
Federal Home Loan Mortgage Corp., Various	3.4%
Saudi International Bond, Various	1.5%
Petroleos Mexicanos, Various	1.2%
European Union, 3%, 12/4/34	1.1%
United Mexican States, Various	1.0%

Updated Prospectus Email Address	www.nmseriesfund.com
C000050277
Shareholder Report [Line Items]
Fund Name	LARGE CAP BLEND PORTFOLIO
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Large Cap Blend Portfolio Fund for the period of 1/1/2024 to 6/30/2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at www.nmseriesfund.com . You can also request this information by contacting us at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.
Additional Information Phone Number	1-888-455-2232
Additional Information Email	vavldocrequest@northwesternmutual.com
Additional Information Website	www.nmseriesfund.com
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Large Cap Blend Portfolio	$40	0.74%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.74%
AssetsNet	$ 164,518,000
Holdings Count | Holding	51
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets (000's)$164,518 # of Portfolio Holdings (Derivatives not included as applicable)51 Portfolio Turnover Rate30%
Holdings [Text Block]

Sector Weightings (% of net assets)

Value	Value
Short-Term Investments & Other Net Assets	-2.4%
Real Estate	1.2%
Consumer Staples	1.2%
Materials	1.9%
Utilities	3.1%
Energy	4.8%
Communication Services	6.7%
Industrials	10.2%
Financials	11.1%
Consumer Discretionary	11.3%
Health Care	13.4%
Information Technology	37.5%

Largest Holdings [Text Block]

Top Ten Holdings (% of net assets)

Microsoft Corp.	9.9%
Apple, Inc.	8.0%
NVIDIA Corp.	7.5%
Amazon.com, Inc.	4.5%
Alphabet, Inc. - Class A	3.4%
Meta Platforms, Inc. - Class A	3.3%
Exxon Mobil Corp.	2.6%
Wells Fargo & Co.	2.6%
Regeneron Pharmaceuticals, Inc.	2.4%
UnitedHealth Group, Inc.	2.4%

Updated Prospectus Email Address	www.nmseriesfund.com
C000000084
Shareholder Report [Line Items]
Fund Name	SMALL CAP VALUE PORTFOLIO
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Small Cap Value Portfolio Fund for the period of 1/1/2024 to 6/30/2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at www.nmseriesfund.com . You can also request this information by contacting us at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.
Additional Information Phone Number	1-888-455-2232
Additional Information Email	vavldocrequest@northwesternmutual.com
Additional Information Website	www.nmseriesfund.com
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Value Portfolio	$43	0.87%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.87%
AssetsNet	$ 547,793,000
Holdings Count | Holding	203
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets (000's)$547,793 # of Portfolio Holdings (Derivatives not included as applicable)203 Portfolio Turnover Rate17%
Holdings [Text Block]

Sector Weightings (% of net assets)

Value	Value
Short-Term Investments & Other Net Assets	3.7%
Communication Services	1.5%
Consumer Staples	2.0%
Utilities	4.1%
Materials	4.9%
Information Technology	6.3%
Health Care	8.4%
Energy	8.9%
Real Estate	10.0%
Consumer Discretionary	10.8%
Industrials	13.8%
Financials	25.6%

Largest Holdings [Text Block]

Top Ten Holdings (% of net assets)

PennyMac Financial Services, Inc.	1.7%
Pinnacle Financial Partners, Inc.	1.6%
Matador Resources Co.	1.5%
Meritage Homes Corp.	1.2%
Popular, Inc.	1.2%
Houlihan Lokey, Inc.	1.1%
Strategic Education, Inc.	1.1%
Select Medical Holdings Corp.	1.1%
TechnipFMC PLC	1.1%
Terreno Realty Corp.	1.1%

Updated Prospectus Email Address	www.nmseriesfund.com
C000000081
Shareholder Report [Line Items]
Fund Name	HIGH YIELD BOND PORTFOLIO
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the High Yield Bond Portfolio Fund for the period of 1/1/2024 to 6/30/2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at www.nmseriesfund.com . You can also request this information by contacting us at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.
Additional Information Phone Number	1-888-455-2232
Additional Information Email	vavldocrequest@northwesternmutual.com
Additional Information Website	www.nmseriesfund.com
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
High Yield Bond Portfolio	$23	0.46%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.46%
AssetsNet	$ 677,148,000
Holdings Count | Holding	523
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets (000's)$677,148 # of Portfolio Holdings (Derivatives not included as applicable)523 Portfolio Turnover Rate14%
Holdings [Text Block]

Sector Weightings (% of net assets)

Value	Value
Short-Term Investments & Other Net Assets	4.8%
Diversified	0.2%
Utilities	2.4%
Basic Materials	3.3%
Technology	10.5%
Energy	10.6%
Financial	10.9%
Communications	11.8%
Consumer, Non-Cyclical	12.7%
Industrial	13.0%
Consumer, Cyclical	19.8%

Largest Holdings [Text Block]

Top Ten Holdings (% of net assets)

Ford Motor Credit Co. LLC, Various	2.3%
CCO Holdings LLC / CCO Holdings Capital Corp., Various	1.9%
HUB International, Ltd., Various	1.7%
TransDigm, Inc., Various	1.6%
Tenet Healthcare Corp., Various	1.1%
CSC Holdings LLC, Various	1.1%
EQM Midstream Partners LP, Various	1.1%
Medline Borrower LP, Various	1.1%
Garda World Security Corp., Various	1.1%
Clarios Global LP / Clarios US Finance Co., Various	1.0%

Updated Prospectus Email Address	www.nmseriesfund.com
C000000085
Shareholder Report [Line Items]
Fund Name	MID CAP GROWTH STOCK PORTFOLIO
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Mid Cap Growth Stock Portfolio Fund for the period of 1/1/2024 to 6/30/2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at www.nmseriesfund.com . You can also request this information by contacting us at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.
Additional Information Phone Number	1-888-455-2232
Additional Information Email	vavldocrequest@northwesternmutual.com
Additional Information Website	www.nmseriesfund.com
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid Cap Growth Stock Portfolio	$27	0.54%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.54%
AssetsNet	$ 1,014,798,000
Holdings Count | Holding	93
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets (000's)$1,014,798 # of Portfolio Holdings (Derivatives not included as applicable)93 Portfolio Turnover Rate38%
Holdings [Text Block]

Sector Weightings (% of net assets)

Value	Value
Short-Term Investments & Other Net Assets	-%
Materials	1.0%
Real Estate	1.1%
Communication Services	2.5%
Utilities	2.8%
Consumer Staples	3.1%
Energy	3.8%
Financials	11.3%
Consumer Discretionary	14.7%
Industrials	16.0%
Health Care	18.3%
Information Technology	25.4%

Largest Holdings [Text Block]

Top Ten Holdings (% of net assets)

Datadog, Inc. - Class A	2.8%
CyberArk Software, Ltd.	2.3%
Targa Resources Corp.	2.3%
DraftKings, Inc. - Class A	2.3%
Monolithic Power Systems, Inc.	2.3%
PTC, Inc.	2.0%
WEX, Inc.	2.0%
Dexcom, Inc.	2.0%
NVR, Inc.	1.9%
Fair Isaac Corp.	1.8%

Updated Prospectus Email Address	www.nmseriesfund.com
C000000076
Shareholder Report [Line Items]
Fund Name	DOMESTIC EQUITY PORTFOLIO
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Domestic Equity Portfolio Fund for the period of 1/1/2024 to 6/30/2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at www.nmseriesfund.com . You can also request this information by contacting us at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.
Additional Information Phone Number	1-888-455-2232
Additional Information Email	vavldocrequest@northwesternmutual.com
Additional Information Website	www.nmseriesfund.com
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Domestic Equity Portfolio	$25	0.50%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%
AssetsNet	$ 1,039,415,000
Holdings Count | Holding	33
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets (000's)$1,039,415 # of Portfolio Holdings (Derivatives not included as applicable)33 Portfolio Turnover Rate16%
Holdings [Text Block]

Sector Weightings (% of net assets)

Value	Value
Short-Term Investments & Other Net Assets	1.4%
Real Estate	3.0%
Utilities	3.2%
Materials	3.4%
Energy	5.9%
Communication Services	6.0%
Consumer Staples	7.9%
Consumer Discretionary	9.3%
Industrials	12.5%
Financials	15.2%
Information Technology	15.5%
Health Care	16.7%

Largest Holdings [Text Block]

Top Ten Holdings (% of net assets)

Oracle Corp.	3.7%
The TJX Cos., Inc.	3.7%
Honeywell International, Inc.	3.5%
Motorola Solutions, Inc.	3.4%
DuPont de Nemours, Inc.	3.4%
Fidelity National Information Services, Inc.	3.3%
Duke Energy Corp.	3.2%
Verizon Communications, Inc.	3.2%
Truist Financial Corp.	3.2%
Dover Corp.	3.1%

Updated Prospectus Email Address	www.nmseriesfund.com
C000050279
Shareholder Report [Line Items]
Fund Name	INDEX 600 STOCK PORTFOLIO
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Index 600 Stock Portfolio Fund for the period of 1/1/2024 to 6/30/2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at www.nmseriesfund.com . You can also request this information by contacting us at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.
Additional Information Phone Number	1-888-455-2232
Additional Information Email	vavldocrequest@northwesternmutual.com
Additional Information Website	www.nmseriesfund.com
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Index 600 Stock Portfolio	$13	0.27%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.27%
AssetsNet	$ 438,644,000
Holdings Count | Holding	604
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets (000's)$438,644 # of Portfolio Holdings (Derivatives not included as applicable)604 Portfolio Turnover Rate9%
Holdings [Text Block]

Sector Weightings (% of net assets)

Value	Value
Short-Term Investments & Other Net Assets	0.7%
Utilities	2.0%
Communication Services	2.8%
Consumer Staples	3.4%
Energy	5.2%
Materials	5.8%
Real Estate	7.2%
Health Care	10.3%
Information Technology	12.9%
Consumer Discretionary	14.2%
Industrials	17.3%
Financials	18.2%

Largest Holdings [Text Block]

Top Ten Holdings (% of net assets)

Abercrombie & Fitch Co.	0.8%
Fabrinet	0.7%
Ensign Group, Inc.	0.6%
SPS Commerce, Inc.	0.6%
Allegheny Technologies, Inc.	0.6%
Comerica, Inc.	0.6%
Robert Half International, Inc.	0.6%
SPX Technologies, Inc.	0.6%
Mueller Industries, Inc.	0.5%
Glaukos Corp.	0.5%

Updated Prospectus Email Address	www.nmseriesfund.com
C000000087
Shareholder Report [Line Items]
Fund Name	INTERNATIONAL EQUITY PORTFOLIO
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the International Equity Portfolio Fund for the period of 1/1/2024 to 6/30/2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at www.nmseriesfund.com . You can also request this information by contacting us at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.
Additional Information Phone Number	1-888-455-2232
Additional Information Email	vavldocrequest@northwesternmutual.com
Additional Information Website	www.nmseriesfund.com
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Equity Portfolio	$34	0.68%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.68%
AssetsNet	$ 1,901,407,000
Holdings Count | Holding	81
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets (000's)$1,901,407 # of Portfolio Holdings (Derivatives not included as applicable)81 Portfolio Turnover Rate12%
Holdings [Text Block]

Sector Weightings (% of net assets)

Value	Value
Short-Term Investments & Other Net Assets	2.0%
Real Estate	1.4%
Communication Services	4.4%
Energy	6.6%
Information Technology	7.5%
Consumer Staples	8.1%
Industrials	9.5%
Materials	11.3%
Consumer Discretionary	11.9%
Health Care	14.1%
Financials	23.2%

Largest Holdings [Text Block]

Top Ten Holdings (% of net assets)

Novartis AG	3.3%
Sanofi	3.1%
BNP Paribas SA	3.1%
Holcim, Ltd.	3.0%
Banco Santander SA	3.0%
Johnson Controls International PLC	3.0%
GSK PLC	2.8%
TotalEnergies SE	2.7%
UBS Group AG	2.6%
Taiwan Semiconductor Manufacturing Co., Ltd.	2.4%

Updated Prospectus Email Address	www.nmseriesfund.com
C000000091
Shareholder Report [Line Items]
Fund Name	GROWTH STOCK PORTFOLIO
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Growth Stock Portfolio Fund for the period of 1/1/2024 to 6/30/2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at www.nmseriesfund.com . You can also request this information by contacting us at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.
Additional Information Phone Number	1-888-455-2232
Additional Information Email	vavldocrequest@northwesternmutual.com
Additional Information Website	www.nmseriesfund.com
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Growth Stock Portfolio	$24	0.42%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.42%
AssetsNet	$ 1,295,455,000
Holdings Count | Holding	75
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets (000's)$1,295,455 # of Portfolio Holdings (Derivatives not included as applicable)75 Portfolio Turnover Rate4%
Holdings [Text Block]

Sector Weightings (% of net assets)

Value	Value
Short-Term Investments & Other Net Assets	0.5%
Energy	0.3%
Utilities	0.7%
Materials	0.8%
Consumer Staples	1.5%
Industrials	1.8%
Financials	8.8%
Health Care	11.3%
Consumer Discretionary	15.1%
Communication Services	16.5%
Information Technology	42.7%

Largest Holdings [Text Block]

Top Ten Holdings (% of net assets)

NVIDIA Corp.	13.5%
Microsoft Corp.	10.0%
Amazon.com, Inc.	9.0%
Alphabet, Inc., Various	8.6%
Apple, Inc.	7.7%
Meta Platforms, Inc. - Class A	4.8%
Eli Lilly & Co.	4.0%
Visa, Inc. - Class A	2.8%
Mastercard, Inc. - Class A	2.4%
ServiceNow, Inc.	2.2%

Updated Prospectus Email Address	www.nmseriesfund.com
C000000088
Shareholder Report [Line Items]
Fund Name	MID CAP VALUE PORTFOLIO
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Mid Cap Value Portfolio Fund for the period of 1/1/2024 to 6/30/2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at www.nmseriesfund.com . You can also request this information by contacting us at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.
Additional Information Phone Number	1-888-455-2232
Additional Information Email	vavldocrequest@northwesternmutual.com
Additional Information Website	www.nmseriesfund.com
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid Cap Value Portfolio	$36	0.72%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.72%
AssetsNet	$ 623,462,000
Holdings Count | Holding	101
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets (000's)$623,462 # of Portfolio Holdings (Derivatives not included as applicable)101 Portfolio Turnover Rate29%
Holdings [Text Block]

Sector Weightings (% of net assets)

Value	Value
Short-Term Investments & Other Net Assets	2.0%
Communication Services	1.5%
Consumer Discretionary	3.7%
Materials	4.2%
Real Estate	5.8%
Energy	6.0%
Information Technology	7.1%
Consumer Staples	11.3%
Utilities	12.0%
Industrials	14.1%
Health Care	14.8%
Financials	17.5%

Largest Holdings [Text Block]

Top Ten Holdings (% of net assets)

Zimmer Biomet Holdings, Inc.	3.0%
The Bank of New York Mellon Corp.	2.2%
Conagra Brands, Inc.	2.1%
Enterprise Products Partners LP	2.0%
Henry Schein, Inc.	1.9%
Northern Trust Corp.	1.9%
Koninklijke Ahold Delhaize NV	1.9%
Willis Towers Watson PLC	1.9%
Edison International	1.8%
Quest Diagnostics, Inc.	1.8%

Updated Prospectus Email Address	www.nmseriesfund.com
C000000082
Shareholder Report [Line Items]
Fund Name	SELECT BOND PORTFOLIO
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Select Bond Portfolio Fund for the period of 1/1/2024 to 6/30/2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at www.nmseriesfund.com . You can also request this information by contacting us at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.
Additional Information Phone Number	1-888-455-2232
Additional Information Email	vavldocrequest@northwesternmutual.com
Additional Information Website	www.nmseriesfund.com
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Select Bond Portfolio	$15	0.31%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.31%
AssetsNet	$ 2,806,791,000
Holdings Count | Holding	1,029
InvestmentCompanyPortfolioTurnover	128.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets (000's)$2,806,791 # of Portfolio Holdings (Derivatives not included as applicable)1,029 Portfolio Turnover Rate128%
Holdings [Text Block]

Asset Type Weightings (% of net assets)

Value	Value
Short-Term Investments & Other Net Assets	- 1.8%
Municipal Bonds	0.3%
Governments	23.3%
Corporate Bonds	25.8%
Structured Products	52.4%

Largest Holdings [Text Block]

Top Ten Holdings (% of net assets)

US Treasury, Various	21.8%
Federal National Mortgage Association, Various	18.0%
Federal Home Loan Mortgage Corp., Various	4.5%
Uniform Mortgage Backed Security TBA, Various	1.8%
Government National Mortgage Association, Various	1.5%
Government National Mortgage Association TBA, 6.5%, 7/15/54	1.3%
Wells Fargo & Co., Various	1.0%
John Deere Capital Corp., Various	0.9%
Morgan Stanley, Various	0.9%
Bank of America Corp., Various	0.8%

Updated Prospectus Email Address	www.nmseriesfund.com
C000000086
Shareholder Report [Line Items]
Fund Name	INTERNATIONAL GROWTH PORTFOLIO
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the International Growth Portfolio Fund for the period of 1/1/2024 to 6/30/2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at www.nmseriesfund.com . You can also request this information by contacting us at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.
Additional Information Phone Number	1-888-455-2232
Additional Information Email	vavldocrequest@northwesternmutual.com
Additional Information Website	www.nmseriesfund.com
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Growth Portfolio	$31	0.61%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.61%
AssetsNet	$ 1,058,591,000
Holdings Count | Holding	69
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets (000's)$1,058,591 # of Portfolio Holdings (Derivatives not included as applicable)69 Portfolio Turnover Rate11%
Holdings [Text Block]

Sector Weightings (% of net assets)

Value	Value
Short-Term Investments & Other Net Assets	2.9%
Communication Services	0.3%
Energy	0.7%
Consumer Staples	1.9%
Health Care	7.4%
Materials	9.2%
Consumer Discretionary	9.7%
Financials	14.5%
Information Technology	24.1%
Industrials	29.3%

Largest Holdings [Text Block]

Top Ten Holdings (% of net assets)

ASML Holding NV	7.8%
Novo Nordisk A/S - Class B	6.5%
SAP SE	4.4%
Linde PLC	3.9%
Safran SA	3.7%
Atlas Copco AB - Class A	3.7%
LVMH Moet Hennessy Louis Vuitton SE	3.5%
Taiwan Semiconductor Manufacturing Co., Ltd.	3.4%
CRH PLC	3.0%
Keyence Corp.	2.9%

Updated Prospectus Email Address	www.nmseriesfund.com
C000000090
Shareholder Report [Line Items]
Fund Name	FOCUSED APPRECIATION PORTFOLIO
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Focused Appreciation Portfolio Fund for the period of 1/1/2024 to 6/30/2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at www.nmseriesfund.com . You can also request this information by contacting us at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.
Additional Information Phone Number	1-888-455-2232
Additional Information Email	vavldocrequest@northwesternmutual.com
Additional Information Website	www.nmseriesfund.com
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Focused Appreciation Portfolio	$33	0.61%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.61%
AssetsNet	$ 1,379,557,000
Holdings Count | Holding	37
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets (000's)$1,379,557 # of Portfolio Holdings (Derivatives not included as applicable)37 Portfolio Turnover Rate6%
Holdings [Text Block]

Sector Weightings (% of net assets)

Value	Value
Short-Term Investments & Other Net Assets	2.8%
Consumer Staples	2.3%
Industrials	6.8%
Financials	8.7%
Health Care	13.4%
Consumer Discretionary	15.3%
Communication Services	22.3%
Information Technology	28.4%

Largest Holdings [Text Block]

Top Ten Holdings (% of net assets)

NVIDIA Corp.	7.9%
Meta Platforms, Inc. - Class A	7.3%
Alphabet, Inc., Various	6.9%
Amazon.com, Inc.	6.0%
Tesla, Inc.	5.9%
Microsoft Corp.	5.2%
Netflix, Inc.	5.2%
The Boeing Co.	4.9%
Visa, Inc. - Class A	4.8%
Oracle Corp.	4.8%

Updated Prospectus Email Address	www.nmseriesfund.com
C000000075
Shareholder Report [Line Items]
Fund Name	LARGE CAP CORE STOCK PORTFOLIO
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Large Cap Core Stock Portfolio Fund for the period of 1/1/2024 to 6/30/2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at www.nmseriesfund.com . You can also request this information by contacting us at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.
Additional Information Phone Number	1-888-455-2232
Additional Information Email	vavldocrequest@northwesternmutual.com
Additional Information Website	www.nmseriesfund.com
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Large Cap Core Stock Portfolio	$23	0.43%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.43%
AssetsNet	$ 735,095,000
Holdings Count | Holding	127
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets (000's)$735,095 # of Portfolio Holdings (Derivatives not included as applicable)127 Portfolio Turnover Rate32%
Holdings [Text Block]

Sector Weightings (% of net assets)

Value	Value
Short-Term Investments & Other Net Assets	0.5%
Real Estate	1.5%
Materials	2.1%
Utilities	2.5%
Consumer Staples	3.6%
Energy	4.8%
Industrials	8.0%
Communication Services	9.9%
Consumer Discretionary	11.4%
Financials	13.0%
Health Care	13.3%
Information Technology	29.4%

Largest Holdings [Text Block]

Top Ten Holdings (% of net assets)

Microsoft Corp.	6.5%
Apple, Inc.	6.4%
Amazon.com, Inc.	5.5%
Alphabet, Inc. - Class A	5.2%
NVIDIA Corp.	4.9%
Eli Lilly & Co.	2.1%
Exxon Mobil Corp.	2.1%
Adobe, Inc.	1.9%
The TJX Cos., Inc.	1.9%
Berkshire Hathaway, Inc. - Class B	1.8%

Updated Prospectus Email Address	www.nmseriesfund.com
C000050276
Shareholder Report [Line Items]
Fund Name	INFLATION PROTECTION PORTFOLIO
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Inflation Protection Portfolio Fund for the period of 1/1/2024 to 6/30/2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at www.nmseriesfund.com . You can also request this information by contacting us at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.
Additional Information Phone Number	1-888-455-2232
Additional Information Email	vavldocrequest@northwesternmutual.com
Additional Information Website	www.nmseriesfund.com
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Inflation Protection Portfolio	$22	0.45%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.45%
AssetsNet	$ 411,975,000
Holdings Count | Holding	122
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets (000's)$411,975 # of Portfolio Holdings (Derivatives not included as applicable)122 Portfolio Turnover Rate22%
Holdings [Text Block]

Asset Type Weightings (% of net assets)

Value	Value
Short-Term Investments & Other Net Assets	8.7%
Municipal Bonds	0.4%
Corporate Bonds	6.1%
Structured Products	15.7%
Governments	69.1%

Largest Holdings [Text Block]

Top Ten Holdings (% of net assets)

US Treasury Inflation Index Bond, Various	54.0%
Federal National Mortgage Association, Various	8.3%
Federal Home Loan Mortgage Corp., Various	4.9%
Canadian Government Bond, Various	3.7%
Barton Capital Corp.	2.8%
Government National Mortgage Association, Various	2.6%
LMA SA / LMA Americas LLC, Various	2.2%
Chevron Corp.	1.8%
Deutsche Bundesrepublik Inflation Linked Bond, 0.1%, 4/15/26	1.7%
Tennessee Valley Authority, Various	1.6%

Updated Prospectus Email Address	www.nmseriesfund.com
C000000077
Shareholder Report [Line Items]
Fund Name	EQUITY INCOME PORTFOLIO
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Equity Income Portfolio Fund for the period of 1/1/2024 to 6/30/2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at www.nmseriesfund.com . You can also request this information by contacting us at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.
Additional Information Phone Number	1-888-455-2232
Additional Information Email	vavldocrequest@northwesternmutual.com
Additional Information Website	www.nmseriesfund.com
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Equity Income Portfolio	$29	0.57%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.57%
AssetsNet	$ 726,329,000
Holdings Count | Holding	114
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets (000's)$726,329 # of Portfolio Holdings (Derivatives not included as applicable)114 Portfolio Turnover Rate11%
Holdings [Text Block]

Sector Weightings (% of net assets)

Value	Value
Short-Term Investments & Other Net Assets	1.2%
Materials	3.0%
Consumer Discretionary	3.0%
Real Estate	4.2%
Communication Services	4.5%
Utilities	6.0%
Consumer Staples	8.6%
Energy	8.9%
Information Technology	11.1%
Industrials	12.5%
Health Care	16.5%
Financials	20.5%

Largest Holdings [Text Block]

Top Ten Holdings (% of net assets)

Elevance Health, Inc.	2.7%
QUALCOMM, Inc.	2.4%
News Corp., Various	2.3%
Wells Fargo & Co.	2.3%
TotalEnergies SE, ADR	2.3%
The Southern Co.	2.2%
Chubb, Ltd.	2.0%
American International Group, Inc.	2.0%
MetLife, Inc.	1.8%
General Electric Co.	1.8%

Updated Prospectus Email Address	www.nmseriesfund.com
C000050278
Shareholder Report [Line Items]
Fund Name	RESEARCH INTERNATIONAL CORE PORTFOLIO
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Research International Core Portfolio Fund for the period of 1/1/2024 to 6/30/2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at www.nmseriesfund.com . You can also request this information by contacting us at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.
Additional Information Phone Number	1-888-455-2232
Additional Information Email	vavldocrequest@northwesternmutual.com
Additional Information Website	www.nmseriesfund.com
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Research International Core Portfolio	$37	0.73%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.73%
AssetsNet	$ 862,998,000
Holdings Count | Holding	109
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets (000's)$862,998 # of Portfolio Holdings (Derivatives not included as applicable)109 Portfolio Turnover Rate6%
Holdings [Text Block]

Sector Weightings (% of net assets)

Value	Value
Short-Term Investments & Other Net Assets	1.9%
Real Estate	1.1%
Communication Services	2.5%
Utilities	2.5%
Energy	5.1%
Consumer Staples	6.8%
Materials	9.2%
Consumer Discretionary	9.4%
Information Technology	10.4%
Health Care	12.7%
Industrials	18.5%
Financials	19.9%

Largest Holdings [Text Block]

Top Ten Holdings (% of net assets)

Novo Nordisk A/S - Class B	3.9%
Schneider Electric SE	3.6%
Linde PLC	3.2%
Hitachi, Ltd.	2.8%
Roche Holding AG	2.5%
LVMH Moet Hennessy Louis Vuitton SE	2.3%
Nestle SA	2.2%
NatWest Group PLC	1.9%
TotalEnergies SE	1.7%
Euronext NV	1.6%

Updated Prospectus Email Address	www.nmseriesfund.com
C000050281
Shareholder Report [Line Items]
Fund Name	SHORT-TERM BOND PORTFOLIO
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Short-Term Bond Portfolio Fund for the period of 1/1/2024 to 6/30/2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at www.nmseriesfund.com . You can also request this information by contacting us at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.
Additional Information Phone Number	1-888-455-2232
Additional Information Email	vavldocrequest@northwesternmutual.com
Additional Information Website	www.nmseriesfund.com
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Short-Term Bond Portfolio	$20	0.39%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.39%
AssetsNet	$ 383,135,000
Holdings Count | Holding	799
InvestmentCompanyPortfolioTurnover	57.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets (000's)$383,135 # of Portfolio Holdings (Derivatives not included as applicable)799 Portfolio Turnover Rate57%
Holdings [Text Block]

Asset Type Weightings (% of net assets)

Value	Value
Short-Term Investments & Other Net Assets	2.3%
Governments	24.4%
Structured Products	29.4%
Corporate Bonds	43.9%

Largest Holdings [Text Block]

Top Ten Holdings (% of net assets)

US Treasury, Various	22.6%
Federal National Mortgage Association, Various	3.1%
Federal Home Loan Mortgage Corp., Various	1.2%
US Treasury Inflation Index Bond, 2.375%, 10/15/28	1.0%
AbbVie, Inc., Various	0.9%
Crown Castle, Inc., Various	0.9%
Government National Mortgage Association, Various	0.7%
JPMorgan Chase & Co., Various	0.6%
The Goldman Sachs Group, Inc., Various	0.6%
VF Corp., Various	0.6%

Updated Prospectus Email Address	www.nmseriesfund.com
C000000089
Shareholder Report [Line Items]
Fund Name	INDEX 400 STOCK PORTFOLIO
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Index 400 Stock Portfolio Fund for the period of 1/1/2024 to 6/30/2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at www.nmseriesfund.com . You can also request this information by contacting us at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.
Additional Information Phone Number	1-888-455-2232
Additional Information Email	vavldocrequest@northwesternmutual.com
Additional Information Website	www.nmseriesfund.com
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Index 400 Stock Portfolio	$13	0.25%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%
AssetsNet	$ 1,334,984,000
Holdings Count | Holding	401
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets (000's)$1,334,984 # of Portfolio Holdings (Derivatives not included as applicable)401 Portfolio Turnover Rate9%
Holdings [Text Block]

Sector Weightings (% of net assets)

Value	Value
Short-Term Investments & Other Net Assets	1.0%
Communication Services	1.5%
Utilities	2.5%
Consumer Staples	4.6%
Energy	5.9%
Materials	6.5%
Real Estate	7.0%
Health Care	9.2%
Information Technology	9.4%
Consumer Discretionary	14.6%
Financials	15.7%
Industrials	22.1%

Largest Holdings [Text Block]

Top Ten Holdings (% of net assets)

Pure Storage, Inc.	0.7%
Carlisle Cos., Inc.	0.7%
Williams-Sonoma, Inc.	0.7%
EMCOR Group, Inc.	0.6%
Lennox International, Inc.	0.6%
Illumina, Inc.	0.6%
Reliance, Inc.	0.6%
BioMarin Pharmaceutical, Inc.	0.6%
Burlington Stores, Inc.	0.6%
Manhattan Associates, Inc.	0.6%

Updated Prospectus Email Address	www.nmseriesfund.com
C000050275
Shareholder Report [Line Items]
Fund Name	LARGE COMPANY VALUE PORTFOLIO
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Large Company Value Portfolio Fund for the period of 1/1/2024 to 6/30/2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at www.nmseriesfund.com . You can also request this information by contacting us at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.
Additional Information Phone Number	1-888-455-2232
Additional Information Email	vavldocrequest@northwesternmutual.com
Additional Information Website	www.nmseriesfund.com
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Large Company Value Portfolio	$37	0.74%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.74%
AssetsNet	$ 148,378,000
Holdings Count | Holding	74
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets (000's)$148,378 # of Portfolio Holdings (Derivatives not included as applicable)74 Portfolio Turnover Rate21%
Holdings [Text Block]

Sector Weightings (% of net assets)

Value	Value
Short-Term Investments & Other Net Assets	2.0%
Consumer Discretionary	1.2%
Real Estate	1.5%
Communication Services	3.2%
Materials	3.5%
Utilities	6.5%
Energy	8.1%
Information Technology	9.2%
Industrials	11.1%
Consumer Staples	13.1%
Financials	19.2%
Health Care	21.4%

Largest Holdings [Text Block]

Top Ten Holdings (% of net assets)

Johnson & Johnson	4.5%
Medtronic PLC	4.2%
Zimmer Biomet Holdings, Inc.	3.6%
JPMorgan Chase & Co.	3.2%
Exxon Mobil Corp.	2.6%
Duke Energy Corp.	2.5%
Norfolk Southern Corp.	2.3%
United Parcel Service, Inc. - Class B	2.3%
The Bank of New York Mellon Corp.	2.2%
Analog Devices, Inc.	2.0%

Updated Prospectus Email Address	www.nmseriesfund.com
C000050282
Shareholder Report [Line Items]
Fund Name	LONG-TERM U.S. GOVERNMENT BOND PORTFOLIO
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Long-Term U.S. Government Bond Portfolio Fund for the period of 1/1/2024 to 6/30/2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at www.nmseriesfund.com . You can also request this information by contacting us at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.
Additional Information Phone Number	1-888-455-2232
Additional Information Email	vavldocrequest@northwesternmutual.com
Additional Information Website	www.nmseriesfund.com
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Long-Term U.S. Government Bond Portfolio	$126	2.60%

Expenses Paid, Amount	$ 126
Expense Ratio, Percent	2.60%
AssetsNet	$ 115,452,000
Holdings Count | Holding	99
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets (000's)$115,452 # of Portfolio Holdings (Derivatives not included as applicable)99 Portfolio Turnover Rate10%
Holdings [Text Block]

Asset Type Weightings (% of net assets)

Value	Value
Short-Term Investments & Other Net Assets	-48.3%
Corporate Bonds	0.3%
Structured Products	22.5%
Governments	125.5%

Largest Holdings [Text Block]

Top Ten Holdings (% of net assets)

US Treasury, Various	114.3%
Citigroup Global Markets, Inc. Repurchase Agreement, Various	17.8%
Uniform Mortgage Backed Security TBA, Various	10.0%
BNP Paribas SA Repurchase Agreement, 5.4%, 7/1/24	10.0%
Deutsche Bank AG Repurchase Agreement, 5.41%, 7/1/24	8.0%
US Treasury Inflation Index Bond, Various	7.9%
Resolution Funding Corp. Stripped, Various	3.5%
Federal Home Loan Mortgage Corp., Series 4092, Class AY, 3%, 8/15/32	1.8%
Federal Home Loan Mortgage Corp., Series 4387, Class AZ, 4%, 9/15/44	1.7%
Federal National Mortgage Association, Various	1.6%

Updated Prospectus Email Address	www.nmseriesfund.com
C000050280
Shareholder Report [Line Items]
Fund Name	EMERGING MARKETS EQUITY PORTFOLIO
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Emerging Markets Equity Portfolio Fund for the period of 1/1/2024 to 6/30/2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at www.nmseriesfund.com . You can also request this information by contacting us at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.
Additional Information Phone Number	1-888-455-2232
Additional Information Email	vavldocrequest@northwesternmutual.com
Additional Information Website	www.nmseriesfund.com
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Markets Equity Portfolio	$46	0.90%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.90%
AssetsNet	$ 1,057,373,000
Holdings Count | Holding	68
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets (000's)$1,057,373 # of Portfolio Holdings (Derivatives not included as applicable)68 Portfolio Turnover Rate18%
Holdings [Text Block]

Sector Weightings (% of net assets)

Value	Value
Short-Term Investments & Other Net Assets	0.1%
Health Care	1.5%
Real Estate	2.4%
Utilities	2.9%
Energy	3.4%
Materials	4.8%
Consumer Staples	5.1%
Industrials	8.4%
Communication Services	9.1%
Consumer Discretionary	11.0%
Financials	20.4%
Information Technology	30.9%

Largest Holdings [Text Block]

Top Ten Holdings (% of net assets)

Taiwan Semiconductor Manufacturing Co., Ltd.	13.3%
Samsung Electronics Co., Ltd., Various	6.9%
Tencent Holdings, Ltd.	6.9%
Alibaba Group Holding, Ltd.	3.4%
Power Grid Corp. of India, Ltd.	2.9%
HDFC Bank, Ltd.	2.7%
MediaTek, Inc.	2.2%
Kaspi.KZ Joint Stock Co., ADR	2.1%
Southern Copper Corp.	2.1%
SBI Life Insurance Co., Ltd.	1.9%

Updated Prospectus Email Address	www.nmseriesfund.com
C000000074
Shareholder Report [Line Items]
Fund Name	SMALL CAP GROWTH STOCK PORTFOLIO
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Small Cap Growth Stock Portfolio Fund for the period of 1/1/2024 to 6/30/2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at www.nmseriesfund.com . You can also request this information by contacting us at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.
Additional Information Phone Number	1-888-455-2232
Additional Information Email	vavldocrequest@northwesternmutual.com
Additional Information Website	www.nmseriesfund.com
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Growth Stock Portfolio	$29	0.56%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.56%
AssetsNet	$ 708,949,000
Holdings Count | Holding	152
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets (000's)$708,949 # of Portfolio Holdings (Derivatives not included as applicable)152 Portfolio Turnover Rate31%
Holdings [Text Block]

Sector Weightings (% of net assets)

Value	Value
Short-Term Investments & Other Net Assets	0.9%
Communication Services	0.6%
Investment Companies	1.0%
Real Estate	2.1%
Consumer Staples	3.5%
Energy	3.8%
Materials	4.5%
Financials	6.2%
Consumer Discretionary	12.2%
Industrials	19.8%
Information Technology	21.1%
Health Care	24.3%

Largest Holdings [Text Block]

Top Ten Holdings (% of net assets)

FTAI Aviation, Ltd.	2.2%
Fabrinet	1.7%
Ensign Group, Inc.	1.6%
Verra Mobility Corp.	1.5%
Applied Industrial Technologies, Inc.	1.4%
SPX Technologies, Inc.	1.3%
Cabot Corp.	1.3%
Fluor Corp.	1.3%
Haemonetics Corp.	1.2%
Chart Industries, Inc.	1.2%

Updated Prospectus Email Address	www.nmseriesfund.com
C000000080
Shareholder Report [Line Items]
Fund Name	BALANCED PORTFOLIO
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Balanced Portfolio Fund for the period of 1/1/2024 to 6/30/2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at www.nmseriesfund.com . You can also request this information by contacting us at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.
Additional Information Phone Number	1-888-455-2232
Additional Information Email	vavldocrequest@northwesternmutual.com
Additional Information Website	www.nmseriesfund.com
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Balanced Portfolio	$4	0.08%

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.08%
AssetsNet	$ 1,938,320,000
Holdings Count | Holding	24
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets (000's)$1,938,320 # of Portfolio Holdings (Derivatives not included as applicable)24 Portfolio Turnover Rate22%
Holdings [Text Block]

Asset Type Weightings (% of net assets)

Value	Value
Short-Term Investments & Other Net Assets	2.9%
Commodities	0.9%
Foreign Equity	14.0%
Domestic Equity	29.2%
Fixed Income	53.0%

Largest Holdings [Text Block]

Top Ten Holdings (% of net assets)

Northwestern Mutual Series Fund, Inc., Select Bond Portfolio	28.3%
iShares Core U.S. Aggregate Bond ETF	11.0%
Northwestern Mutual Series Fund, Inc., Multi-Sector Bond Portfolio	7.6%
iShares Core S&P 500 ETF	7.1%
SPDR Portfolio Long Term Treasury ETF	4.9%
Northwestern Mutual Series Fund, Inc., International Growth Portfolio	3.9%
Northwestern Mutual Series Fund, Inc., Emerging Markets Equity Portfolio	3.8%
Northwestern Mutual Series Fund, Inc., International Equity Portfolio	3.7%
Northwestern Mutual Series Fund, Inc., Large Cap Blend Portfolio	2.8%
Northwestern Mutual Series Fund, Inc., Focused Appreciation Portfolio	2.8%

Updated Prospectus Email Address	www.nmseriesfund.com
C000000079
Shareholder Report [Line Items]
Fund Name	ASSET ALLOCATION PORTFOLIO
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Asset Allocation Portfolio Fund for the period of 1/1/2024 to 6/30/2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at www.nmseriesfund.com . You can also request this information by contacting us at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.
Additional Information Phone Number	1-888-455-2232
Additional Information Email	vavldocrequest@northwesternmutual.com
Additional Information Website	www.nmseriesfund.com
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Asset Allocation Portfolio	$6	0.12%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.12%
AssetsNet	$ 274,433,000
Holdings Count | Holding	24
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets (000's)$274,433 # of Portfolio Holdings (Derivatives not included as applicable)24 Portfolio Turnover Rate18%
Holdings [Text Block]

Asset Type Weightings (% of net assets)

Value	Value
Short-Term Investments & Other Net Assets	3.2%
Commodities	1.0%
Foreign Equity	19.8%
Fixed Income	33.8%
Domestic Equity	42.2%

Largest Holdings [Text Block]

Top Ten Holdings (% of net assets)

Northwestern Mutual Series Fund, Inc., Select Bond Portfolio	16.5%
iShares Core S&P 500 ETF	12.3%
iShares Core U.S. Aggregate Bond ETF	9.2%
Northwestern Mutual Series Fund, Inc., International Growth Portfolio	5.6%
Northwestern Mutual Series Fund, Inc., International Equity Portfolio	5.4%
Northwestern Mutual Series Fund, Inc., Multi-Sector Bond Portfolio	5.1%
Northwestern Mutual Series Fund, Inc., Large Cap Blend Portfolio	4.7%
Northwestern Mutual Series Fund, Inc., Focused Appreciation Portfolio	4.7%
Northwestern Mutual Series Fund, Inc., Domestic Equity Portfolio	4.6%
iShares Core MSCI EAFE ETF	4.5%

Updated Prospectus Email Address	www.nmseriesfund.com
C000000083
Shareholder Report [Line Items]
Fund Name	GOVERNMENT MONEY MARKET PORTFOLIO
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Government Money Market Portfolio Fund for the period of 1/1/2024 to 6/30/2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at www.nmseriesfund.com . You can also request this information by contacting us at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.
Additional Information Phone Number	1-888-455-2232
Additional Information Email	vavldocrequest@northwesternmutual.com
Additional Information Website	www.nmseriesfund.com
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Government Money Market Portfolio	$17	0.33%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.33%
AssetsNet	$ 521,330,000
Holdings Count | Holding	101
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets (000's)$521,330 # of Portfolio Holdings (Derivatives not included as applicable)101
Holdings [Text Block]

Asset Type Weightings (% of net assets)

Value	Value
Short-Term Investments & Other Net Assets	-0.1%
Repurchase Agreements	43.7%
US Government & Agencies	56.4%

Updated Prospectus Email Address	www.nmseriesfund.com